MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005 to the

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.11% for the quarter ended June 30, 1999 and the lowest was –25.69% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class S*	42.30%	4.34%	14.01%
Class Y*	42.26%	4.30%	13.97%
Class L*	42.11%	4.15%	13.82%
Class A*	33.70%	2.67%	13.00%
Class N*	40.56%	3.59%	13.25%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

2

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.38% for the quarter ended June 30, 1997 and the lowest was –17.17% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class S*	50.60%	19.87%	20.38%
Class Y*	50.56%	19.83%	20.34%
Class L*	50.41%	19.67%	20.19%
Class A*	41.53%	18.01%	19.23%
Class N*	48.86%	19.12%	19.63%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

3

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Advisers, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098M-04-8

4

MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005

to the Class A Shares

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.00% for the quarter ended June 30, 1999 and the lowest was –25.79% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class A*	33.70%	2.67%	13.00%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class A expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

2

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.29% for the quarter ended June 30, 1997 and the lowest was –17.28% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class A*	41.53%	18.01%	19.23%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

3

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Advisers, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098A-04-8

4

MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005

to the Class L Shares

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.06% for the quarter ended June 30, 1999 and the lowest was –25.73% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class L*	42.11%	4.15%	13.82%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class L expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

2

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.34% for the quarter ended June 30, 1997 and the lowest was –17.22% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class L*	50.41%	19.67%	20.19%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for

3

municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Advisers, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098L-04-8

4

MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005

to the Class N Shares

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.92% for the quarter ended June 30, 1999 and the lowest was –25.85% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class N*	40.56%	3.59%	13.25%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class N expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

2

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.23% for the quarter ended June 30, 1997 and the lowest was –17.36% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class N*	48.86%	19.12%	19.63%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

3

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098N-04-8

4

MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005

to the Class S Shares

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.11% for the quarter ended June 30, 1999 and the lowest was –25.69% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class S*	42.30%	4.34%	14.01%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.38% for the quarter ended June 30, 1997 and the lowest was –17.17% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class S*	50.60%	19.87%	20.38%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Advisers, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098S-04-8

MASSMUTUAL SELECT FUNDS

Supplement dated February 17, 2005

to the Class Y Shares

Prospectus dated May 1, 2004

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 17, 2005, Eagle Asset Management, Inc. (“Eagle”) will replace MTB Investment Advisors, Inc. (“MTB”) as one of the Small Company Growth Fund’s Sub-Advisers.

Effective February 17, 2005, the third paragraph under Principal Investment Strategies and Risks on page 50 is replaced in its entirety by the following:

Eagle Asset Management, Inc. (“Eagle”) uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring. Securities will be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proved incorrect or if the industry dynamics have negatively changed.

Effective February 17, 2005, the following information replaces similar information found on page 51 for MTB:

Eagle Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Eagle for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 27.10% for the quarter ended June 30, 1999 and the lowest was –25.69% for the quarter ended September 30, 1998.

Eagle Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Eagle’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Eagle Composite
Class Y*	42.26%	4.30%	13.97%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Eagle with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class Y expenses. Eagle replaced MTB Investment Advisors, Inc. as one of the Fund’s Sub-Advisers on February 17, 2005. The composite performance does not represent the historical performance of the MassMutual Small Company Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, EARNEST Partners, LLC will become a Co-Sub-Adviser of the Small Company Value Fund.

Effective February 17, 2005, the following information supplements the information found under Principal Investment Strategies and Risks on page 40:

The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

EARNEST Partners, LLC (“Earnest Partners”) employs a value based investment style by seeking to identify companies with stocks trading at prices below what it believes are their intrinsic values. Earnest Partners uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. Earnest Partners utilizes relationships with key analysts and industry perspectives. Earnest Partners uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the Fund’s portfolio. Earnest Partners expects to invest in approximately 60 companies. The portfolio’s sector weightings are a result of, and secondary to, individual stock selections.

2

Effective February 17, 2005, the following information supplements the information found on page 41:

Earnest Partners Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Earnest Partners for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.38% for the quarter ended June 30, 1997 and the lowest was –17.18% for the quarter ended December 31, 1994.

Earnest Partners Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2003)

The table compares Earnest Partners’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Earnest Partners Composite
Class Y*	50.56%	19.83%	20.34%
Russell 2000 Index^	47.26%	7.13%	9.47%

*	Performance shown is the composite of all portfolios managed by Earnest Partners with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Small Company Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 17, 2005, the following information supplements the information found in the section titled About the Investment Adviser and Sub-Advisers:

EARNEST Partners, LLC (“Earnest Partners”), located at 75 14th Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2004, Earnest Partners advised over $10 billion in assets.

3

Paul E. Viera is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing over $10 billion for municipalities, states, corporations, endowments, eleemosynary groups, and universities. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over twenty-five years of investment experience.

Effective February 17, 2005, the following information replaces the information for MTB Investment Advisors, Inc. found in the section titled About the Investment Adviser and Sub-Advisers:

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, FL 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2004, Eagle managed over $10 billion in assets.

Bert L. Boksen is the portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 27 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Effective February 17, 2005, the following information supplements the information found in the section titled Investment Performance:

Earnest Partners. Performance data shown for Earnest Partners is based on a composite of all substantially similar portfolios managed by Earnest Partners, the Sub-Adviser of a portion of the Small Company Value Fund, adjusted to reflect the fees and expenses of each of the Small Company Value Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Earnest Partners.

Effective February 17, 2005, the following information replaces the information for MTB found in the section titled Investment Performance:

Eagle. Performance data shown for Eagle is based on a composite of all substantially similar portfolios managed by Eagle, one of the Small Company Growth Fund’s Sub-Advisers, adjusted to reflect the fees and expenses of each of the Small Company Growth Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by Eagle.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B2098Y-04-8

4